Quarterly Holdings Report
for
Fidelity® Series Overseas Fund
July 31, 2022
SOV-NPRT3-0922
1.9894005.103
Common Stocks - 98.2%
	Shares	Value ($)
Bailiwick of Jersey - 1.2%
Ferguson PLC	1,284,800	161,000,369
Belgium - 0.7%
Azelis Group NV	896,100	19,562,748
KBC Group NV	1,463,265	76,641,437
TOTAL BELGIUM		96,204,185
Bermuda - 0.4%
Hiscox Ltd.	4,754,449	51,681,254
Canada - 1.6%
Constellation Software, Inc.	123,370	209,866,287
Topicus.Com, Inc. (a)	194,677	11,135,911
TOTAL CANADA		221,002,198
Cayman Islands - 0.3%
Parade Technologies Ltd.	1,144,000	42,942,050
Denmark - 1.9%
DSV A/S	1,344,031	226,470,569
GN Store Nord A/S	985,489	34,163,871
TOTAL DENMARK		260,634,440
Finland - 1.0%
Nordea Bank ABP	13,083,100	128,626,923
France - 18.0%
Air Liquide SA	1,211,560	166,568,189
ALTEN	919,400	123,660,937
Antin Infrastructure Partners SA	356,000	10,689,907
BNP Paribas SA	2,959,400	139,823,738
Capgemini SA	1,081,762	204,925,713
Dassault Systemes SA	674,600	28,934,753
Edenred SA	3,596,527	184,159,105
EssilorLuxottica SA (b)	1,118,116	174,215,357
Legrand SA	2,143,400	175,477,391
LVMH Moet Hennessy Louis Vuitton SE	553,639	384,421,908
Pernod Ricard SA	986,400	193,060,749
Safran SA	1,397,800	153,640,004
Teleperformance	627,228	209,177,349
TotalEnergies SE	5,601,879	286,129,298
TOTAL FRANCE		2,434,884,398
Germany - 6.6%
Allianz SE	801,133	145,490,759
Brenntag SE	1,397,200	98,146,498
Deutsche Borse AG	996,260	173,912,494
Hannover Reuck SE	869,216	122,863,260
Merck KGaA	1,104,300	210,325,870
Siemens Healthineers AG (c)	2,753,900	141,119,923
TOTAL GERMANY		891,858,804
Hong Kong - 2.0%
AIA Group Ltd.	26,275,788	263,983,660
Chervon Holdings Ltd.	1,034,200	4,986,620
TOTAL HONG KONG		268,970,280
India - 1.0%
HDFC Bank Ltd.	7,746,600	141,301,217
Ireland - 3.7%
Flutter Entertainment PLC (a)	430,802	43,166,612
ICON PLC (a)	583,000	140,648,750
Kingspan Group PLC (Ireland)	1,937,900	124,819,347
Linde PLC	631,200	190,622,400
TOTAL IRELAND		499,257,109
Italy - 2.5%
FinecoBank SpA	8,473,385	104,702,098
GVS SpA (a)(c)	887,538	8,563,102
Moncler SpA	1,935,300	96,267,964
Recordati SpA	3,005,539	132,794,396
TOTAL ITALY		342,327,560
Japan - 10.9%
BayCurrent Consulting, Inc.	89,300	27,938,813
Capcom Co. Ltd.	1,749,300	48,626,219
FUJIFILM Holdings Corp.	1,981,900	113,210,158
Hoya Corp.	1,876,007	187,960,227
Misumi Group, Inc.	2,722,861	67,740,187
Olympus Corp.	5,817,792	124,513,398
Persol Holdings Co. Ltd.	3,751,153	77,655,572
Recruit Holdings Co. Ltd.	3,829,546	143,121,843
Relo Group, Inc.	3,110,828	51,655,276
SMC Corp.	259,621	127,950,734
Sony Group Corp.	2,637,900	223,767,656
Suzuki Motor Corp.	1,872,545	61,380,825
TIS, Inc.	2,801,100	79,422,731
Tokyo Electron Ltd.	427,700	147,211,580
TOTAL JAPAN		1,482,155,219
Luxembourg - 0.9%
Eurofins Scientific SA	1,530,102	118,883,174
Netherlands - 7.5%
ASM International NV (Netherlands)	406,200	123,758,216
ASML Holding NV (Netherlands)	679,028	390,277,039
Euronext NV (c)	1,162,960	94,470,188
IMCD NV	1,113,751	177,348,575
Wolters Kluwer NV	2,179,251	236,094,170
TOTAL NETHERLANDS		1,021,948,188
Norway - 0.0%
Equinor ASA	400	15,402
Spain - 1.1%
Amadeus IT Holding SA Class A (a)	2,668,770	155,616,610
Sweden - 5.8%
AddTech AB (B Shares)	4,747,319	80,817,755
ASSA ABLOY AB (B Shares)	7,054,351	166,666,261
Atlas Copco AB (A Shares)	13,106,400	153,205,527
Hexagon AB (B Shares)	14,730,116	173,440,375
Indutrade AB	7,250,375	169,447,960
Kry International AB (a)(d)(e)	4,451	1,007,135
Nordnet AB	2,657,309	35,549,503
TOTAL SWEDEN		780,134,516
Switzerland - 13.7%
Compagnie Financiere Richemont SA Series A	1,773,920	213,895,030
Julius Baer Group Ltd.	2,252,118	116,457,122
Nestle SA (Reg. S)	3,983,951	488,142,752
Partners Group Holding AG	124,500	135,114,251
Roche Holding AG (participation certificate)	1,055,072	350,288,670
Sika AG	755,881	186,768,711
Sonova Holding AG	487,423	174,619,155
Zurich Insurance Group Ltd.	432,060	188,606,448
TOTAL SWITZERLAND		1,853,892,139
Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	8,232,684	140,731,037
United Kingdom - 9.1%
Beazley PLC	7,711,856	50,901,920
Bridgepoint Group Holdings Ltd. (c)	6,009,531	18,661,937
Compass Group PLC	9,907,187	232,189,377
Dechra Pharmaceuticals PLC	1,764,963	79,182,862
Diageo PLC	6,379,347	302,201,548
Diploma PLC	1,539,631	51,523,973
Dr. Martens Ltd.	1,251,700	3,957,135
RELX PLC (London Stock Exchange)	7,446,455	220,485,574
Rentokil Initial PLC	22,528,222	148,753,054
Smith & Nephew PLC	2,674,500	34,290,205
St. James's Place PLC	6,140,700	91,794,223
TOTAL UNITED KINGDOM		1,233,941,808
United States of America - 7.3%
Ares Management Corp.	1,436,800	102,946,720
CBRE Group, Inc. (a)	1,430,600	122,487,972
Equifax, Inc.	579,400	121,042,454
Intercontinental Exchange, Inc.	1,100,400	112,229,796
Marsh & McLennan Companies, Inc.	1,199,928	196,740,195
Moody's Corp.	381,500	118,360,375
Pool Corp.	141,000	50,435,700
S&P Global, Inc.	457,151	172,313,926
TOTAL UNITED STATES OF AMERICA		996,557,138
TOTAL COMMON STOCKS (Cost $11,803,222,208)		13,324,566,018

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
Sweden - 0.1%
Kry International AB Series E (a)(d)(e) (Cost $11,754,376)	25,711	5,817,670

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (f)	258,538,126	258,589,833
Fidelity Securities Lending Cash Central Fund 2.01% (f)(g)	587,581	587,640
TOTAL MONEY MARKET FUNDS (Cost $259,177,473)		259,177,473

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $12,074,154,057)	13,589,561,161
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(25,321,850)
NET ASSETS - 100.0%	13,564,239,311

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $262,815,150 or 1.9% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,824,805 or 0.1% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	1,933,095
Kry International AB Series E	5/14/21	11,754,376

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	344,150,559	3,633,090,085	3,718,650,811	1,481,876	-	-	258,589,833	0.5%
Fidelity Securities Lending Cash Central Fund 2.01%	-	1,395,878,669	1,395,291,029	833,438	-	-	587,640	0.0%
Total	344,150,559	5,028,968,754	5,113,941,840	2,315,314	-	-	259,177,473

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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